Stockholders’ Equity (Details Narrative) - USD ($)															3 Months Ended						9 Months Ended		11 Months Ended	12 Months Ended
	Oct. 07, 2024	Sep. 06, 2024	Sep. 05, 2024	Jun. 05, 2024	Jun. 04, 2024	Jun. 04, 2024	Sep. 29, 2023	May 12, 2023	Apr. 05, 2022	Feb. 04, 2022	Oct. 19, 2021	Dec. 31, 2020	Dec. 31, 2018	Sep. 08, 2016	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 13, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 16, 2024	May 15, 2024	Oct. 13, 2022	Oct. 07, 2022	Mar. 21, 2022	Dec. 31, 2021	Jul. 30, 2021	May 12, 2021	Jan. 15, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split								1-for-20 reverse stock split
[custom:DebtSatisfactionAgreementDescription]							The SPV is a special purpose vehicle whose equity is shared 50% by Bigger and District 2 and 50% by Aegis and LDI.
Gain (Loss) on Extinguishment of Debt																									$ 1,300,000
Common Stock, Par or Stated Value Per Share															$ 0.0001						$ 0.0001				$ 0.0001	$ 0.0001
Proceeds from Issuance of Common Stock																					$ 393,000	$ 1,300,000			$ 1,396,000	$ 198,000
Debt conversion principal balance																						6,510,000			6,510,000
Net Income (loss)															$ (1,359,000)	$ (1,488,000)	$ (1,293,000)	$ (2,156,000)	$ (1,643,000)	$ (1,598,000)	(4,140,000)	(5,397,000)			(7,535,000)	(16,266,000)
Dividends, Preferred Stock															$ 38,000			38,000			$ 113,000	113,000			$ 150,000	$ 150,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number															2,120						2,120				2,120	2,587
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value															$ 0						$ 0				$ 0
Stock or Unit Option Plan Expense																									0	$ 2,926
Payments of Debt Issuance Costs																					$ 300,000
Conversion of convertible securities																		7,831,000							$ 7,831,000
Warrant outstanding															1,397,710						1,397,710				201,667	201,667
Weighted average contractual life																					4 years 9 months 18 days				3 years 9 months 18 days
Share based compensation expense																										$ 3,000
Number of shares issued, value															$ 392,000			$ 649,000	$ 651,000						$ 1,396,000	$ 199,000
Beeline Financial Holdings Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split					ten-for-one (10:1) Forward Stock Split	one-for-ten (1:10) Forward Stock Split
Gain (Loss) on Extinguishment of Debt					$ 11,344,207																$ 11,344,207
Common Stock, Par or Stated Value Per Share															$ 0.00001						$ 0.00001				$ 0.00001	$ 0.00001
Proceeds from Issuance of Common Stock																					$ 1,917,141
Debt conversion principal balance					23,228,052
Sale of Common Stock for cash, shares																									0
Preferred stock, par value															0.00001						$ 0.00001				$ 0.00001	$ 0.00001
Net Income (loss)																					$ 1,038,808	(7,274,835)			$ (10,899,722)	$ (10,552,236)
Conversion price															$ 7.542280						$ 7.542280				$ 7.542280
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number																									736,490	193,720						228,810
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value
Conversion of convertible securities																									$ 5,206,763
Common stock, voting rights																					The holders of common stock are entitled to one vote for each share held.				The holders of common stock are entitled to one vote for each share held
Warrant outstanding																									58,680	94,260						363,360
Weighted average contractual life																									2 years 9 months
Warrant coverage amount																									$ 17,875,000	$ 4,346,000
Share based compensation expense																						281,060			374,746	364,191
Stock-based compensation not yet recognized																									800,000
Shares authorized													100,000
Number of shares issued, value																					1,917,141
Dividends declared or accrued															$ 0						0				0	$ 0
Accrued interest					1,585,958	$ 1,585,958									$ 0						$ 0				$ 965,378
Convertible note					$ 24,814,011	$ 24,814,011
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:VotingPowerPercentage-0]	4.99%
Subsequent Event [Member] | Bridgetown Spirits Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Common Stock for cash, shares	1,000,000.0
2016 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant														437,993
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum														8.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number															2,120						2,120				2,120
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number															196,619						196,619				196,619
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights																					vesting schedules varying between immediate or three (3) years from the grant date.				vesting schedules varying between immediate or three (3) years from the grant date.
Restricted Stock Units (RSUs) [Member] | Beeline Financial Holdings Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Common Stock for cash, shares																										200
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number																																59,280
Grants												123,500
Estimated fair value												$ 597,864
Vesting period												25 months
Compensation expense																										$ 286,974
Equity Option [Member] | Beeline Financial Holdings Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Grants																									609,090
Estimated fair value																									$ 900,000
Vesting period																							4 years
Share based compensation expense																									$ 374,746	$ 77,217
Share price																									$ 2.50	$ 4.08
Phantom Share Units (PSUs) [Member] | Beeline Financial Holdings Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares vested																									39,750	39,750
At The Market Public Placements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction																									343,495
Proceeds from Issuance of Common Stock																									$ 1,400,000
Employee Stock [Member] | Beeline Financial Holdings Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average period																									3 years 6 months
Directors and Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture																									162,849
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture																									$ 700,000
Directors and Employees [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Par or Stated Value Per Share																									$ 1.29
Shares Issued, Price Per Share																									3.05
Directors and Employees [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Par or Stated Value Per Share																									7.40
Shares Issued, Price Per Share																									$ 7.40
Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture																										19,265
Subscribers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture																										4,808
Directors And Subscribers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture																										$ 300,000
Directors And Subscribers [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Par or Stated Value Per Share																										$ 5.60
Directors And Subscribers [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Par or Stated Value Per Share																										19.20
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from Issuance of Common Stock									$ 200,000
Stock Issued During Period, Shares, Issued for Services									10,000
Former Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture										8,500
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture										$ 200,000
Shares Issued, Price Per Share										$ 24.20
Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture																					1,764
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture																					$ 2,046
Common Stock, Par or Stated Value Per Share															$ 1.16						$ 1.16
Director [Member] | Beeline Financial Holdings Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
additional options available for awards																									717,160
Options granted																									792,810
Director [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share															3.05						$ 3.05
Employees and Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture																					55,738
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture																					$ 100,000
Shares Issued, Price Per Share															1.21						$ 1.21
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Dividend Payment Terms																					the Company declares a dividend payable in cash or stock to holders of any class of stock, the holder of each share of Series C Preferred Stock shall be entitled to receive a dividend equal in amount and kind to that payable to the holder of the number of shares of the Company’s common stock into which that holder’s Series C Preferred Stock could be converted on the record date for the distribution common stock. The dividends issued on the Company s outstanding Series B Preferred Stock are excluded from this provision.				the Company declares a dividend payable in cash or stock to holders of any class of stock, the holder of each share of Series C Preferred Stock shall be entitled to receive a dividend equal in amount and kind to that payable to the holder of the number of shares of the Company’s common stock into which that holder’s Series C Preferred Stock could be converted on the record date for the distribution common stock.
Preferred Stock, Voting Rights																					holders of Series C Preferred Stock shall have no voting rights; except that nothing will limit a holder’s voting rights with respect to shares of any other class of the Company’s common stock held from time to time.				holders of Series C Preferred Stock shall have no voting rights; except that nothing will limit a holder’s voting rights with respect to shares of any other class of the Company’s common stock held from time to time.
Preferred stock, par value																									$ 0.0001	0.0001
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value																									$ 0.0001	$ 0.0001
Preferred Stock, Dividend Rate, Percentage											6.00%
Net Income (loss)											$ 500,000
Common Stock Dividends, Shares																									92,957	23,004
Dividends Payable, Amount Per Share																									$ 1.61
Dividends, Preferred Stock																						100,000
Series B Preferred Stock [Member] | Beeline Financial Holdings Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares					1,646,157
Preferred stock, par value															$ 0.00001						$ 0.00001
Share price					$ 1.50	$ 1.50
Series B Preferred Stock [Member] | Subsequent Event [Member] | Beeline Financial Holdings Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value					$ 0.00001	0.00001
Series B Preferred Stock [Member] | Forecast [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock Dividends, Shares																								177,725
Dividends Payable, Amount Per Share																								$ 0.84
Series B Preferred Stock [Member] | 2024 Convertible Note Holders [Member] | Beeline Financial Holdings Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Common Stock for cash, shares				740,496
Number of shares issued, value				$ 770,843
Series A Preferred Stock [Member] | Beeline Financial Holdings Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion price																									$ 23.117
Conversion of convertible securities, shares																					75,700				224,950
Conversion of convertible securities																					$ 1,750,079				$ 5,206,559
Warrant exercised, shares																										203,810
Warrant exercised, value																										$ 4,711,476
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services																	2,000	121,000		11,000					139,000	28,000
Sale of Common Stock for cash, shares															442,000			141,000	135,000						343,000	10,000
Net Income (loss)
Conversion of convertible securities, shares																		297,000							297,000
Conversion of convertible securities
Number of shares issued, value
Common Stock [Member] | Beeline Financial Holdings Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares					7,333,207
Sale of Common Stock for cash, shares																					1,278,055
Net Income (loss)
Conversion of convertible securities, shares																					7,333,207
Conversion of convertible securities
Warrant exercised, value
Number of shares issued, value																					$ 13
Share price					$ 1.50	$ 1.50
Common Stock [Member] | Director [Member] | Beeline Financial Holdings Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options available for awards																									1,000,000
Options granted																									207,190
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																	45,000	45,000
Warrant exercise price																																		$ 52.00
Warrant [Member] | Beeline Financial Holdings Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																									$ 23.12
Warrant outstanding																									58,680
Warrant [Member] | TQLA, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Loans Payable																															$ 3,500,000
Warrant exercise price																															$ 24.00
New Warrant Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																	45,000
Warrant exercise price							$ 33.08																										$ 60.00
Warrants and Rights Outstanding, Maturity Date																																	Aug. 19, 2026
Preferred Stock [Member] | Beeline Financial Holdings Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of convertible securities, shares																									224,950
Percentage of issued and outstanding shares																					65.00%
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services
Sale of Common Stock for cash, shares
Net Income (loss)
Conversion of convertible securities, shares																		200,000							200,000
Conversion of convertible securities
Number of shares issued, value
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services
Sale of Common Stock for cash, shares
Net Income (loss)
Conversion of convertible securities, shares
Conversion of convertible securities
Number of shares issued, value
Preferred Stock [Member] | Series B Preferred Stock [Member] | Beeline Financial Holdings Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Income (loss)
Conversion of convertible securities
Number of shares issued, value
Preferred Stock [Member] | Series A Preferred Stock [Member] | Beeline Financial Holdings Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Income (loss)
Conversion of convertible securities, shares																					(75,700)	(203,320)			(224,950)
Conversion of convertible securities																						$ (2)			$ (3)
Warrant exercised, shares																										203,810
Warrant exercised, value																										$ 2
Shares authorized																										200
Number of shares issued, value
Debt Satisfaction Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Increase (Decrease), Net							$ 6,500,000
Debt conversion principal balance							6,500,000
Debt Satisfaction Agreement [Member] | TQLA, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																															145,834
[custom:VotingPowerPercentage-0]																															9.99%
[custom:BeneficialOwnershipLimitationPercentageIncrease-0]																															19.99%
Debt Satisfaction Agreement [Member] | Aegis [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Increase (Decrease), Net							1,900,000
Debt Satisfaction Agreement [Member] | LDI Investments LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Extinguishment of Debt, Amount							1,400,000
Debt Satisfaction Agreement [Member] | Bigger Capital Fund LP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Increase (Decrease), Net							1,600,000
Debt Satisfaction Agreement [Member] | District 2 Capital Fund LP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Increase (Decrease), Net							1,600,000
Debt Satisfaction Agreement [Member] | Bigger and District 2 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from Unsecured Notes Payable							$ 7,400,000
Debt Instrument, Maturity Date							Mar. 31, 2025
Short-Term Debt, Interest Rate Increase							8.00%
Debt Satisfaction Agreement [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares							200,000
Debt Satisfaction Agreement [Member] | Series C Preferred Stock [Member] | SVP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares							200,000
Preferred stock, par value							$ 28.025
Conversion price							$ 3.05
Conversion of Stock, Shares Converted		82,415
Conversion of convertible securities, shares		757,395
Debt Satisfaction Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares							296,722
Note Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																														9.25%
Note Purchase Agreement [Member] | Subscribers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																										6.00%			6.00%
Securities Purchase Agreement [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Common Stock for cash, shares											2,500,000
Preferred stock, par value											$ 1.00
Debt Instrument, Convertible, Conversion Price											$ 62.00
Common Stock, Capital Shares Reserved for Future Issuance											42,500
Dividends Payable, Amount Per Share																									$ 1.61	$ 6.60
Dividends, Preferred Stock																										$ 200,000
Securities Purchase Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			92,815
Sale of Stock, Price Per Share			$ 1.00
Securities Purchase Agreement [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			349,227
Warrant exercise price			$ 0.0001
Sale of Stock, Price Per Share			$ 0.9999
Loan Agreement [Member] | 2024 Secured Notes [Member] | Bigger, District 2 and LDI [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																											$ 5.00	$ 5.00
Warrants and Rights Outstanding, Term																											5 years	5 years
Loan Agreement [Member] | 2024 Secured Notes [Member] | LD Investments LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																											598,021	598,021
Loan Agreement [Member] | 2024 Secured Notes [Member] | District 2 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																											299,011
Loan Agreement [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																			5,000
Warrant exercise price																																			$ 78.80
Warrants and Rights Outstanding, Maturity Date																																			Jan. 15, 2025